Debt and Derivatives - Schedule of Total Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt	$ 2,683,319	$ 3,414,391
Less: debt issuance costs, net	72,736	50,177
Total debt, net of debt issuance costs	2,610,583	3,364,214
Less: current portion of long-term debt	48,725	32,273
Total long-term debt, net of current portion	$ 2,561,858	$ 3,331,941
First Lien - Payable to Lenders at SOFR plus Applicable Margin
Debt Instrument [Line Items]
Rate		8.72%
Total debt		$ 1,719,360
First Lien Incremental Term Loans Tranches B-2 and B-3 - Payable to Lenders at SOFR plus Applicable Margin
Debt Instrument [Line Items]
Rate		8.97%
Total debt		$ 1,189,975
First Lien Incremental Term Loan Tranche B-5 - Payable to Lenders at SOFR plus Applicable Margin
Debt Instrument [Line Items]
Rate	6.86%
Total debt	$ 2,546,787
Second Lien - Payable to Lenders at SOFR plus Applicable Margin
Debt Instrument [Line Items]
Rate		13.97%
Total debt		$ 450,000
Revolving Credit Loans - Payable to Lenders at SOFR plus Applicable Margin
Debt Instrument [Line Items]
Rate	7.61%	9.59%
Total debt		$ 50,000
Swingline Loans and Base Rate Loans - Payable to Lenders at ABR plus Applicable Margin
Debt Instrument [Line Items]
Rate	9.75%	11.75%
Total debt	$ 63,300	$ 700
Amortizing Notes
Debt Instrument [Line Items]
Total debt	53,804
Notes Payable and Other
Debt Instrument [Line Items]
Total debt	$ 19,428	$ 4,356